Cover	Dec. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2023
Entity File Number	001-41768
Entity Registrant Name	SRM ENTERTAINMENT, INC.
Entity Central Index Key	0001956744
Entity Tax Identification Number	32-0686534
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1061 E. Indiantown Rd.
Entity Address, Address Line Two	Ste. 110
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33477
City Area Code	(407)
Local Phone Number	230-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false